ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan and lease losses:
Balance at beginning of period	$ 57,235	$ 59,311	$ 35,873
Provision for loan and lease losses	19,210	33,564	56,084
Gross charge-offs	25,798	38,351	34,949
Recoveries	1,929	2,711	2,303
Balance at end of period	52,576	57,235	59,311
Loans and Leases:
Recorded Investment	2,968,447	2,816,093
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	57,235	59,311
Provision for loan and lease losses	19,210	33,564
Gross charge-offs	25,798	38,351
Recoveries	1,929	2,711
Total net charge-offs	23,869	35,640
Balance at end of period	52,576	57,235
Ending allowance on loans individually evaluated for impairment	12,539	10,416
Ending allowance on loans collectively evaluated for impairment	40,037	46,819
Impaired Financing Receivable, Related Allowance	52,576	57,235
Loans and Leases:
Ending balance of loans individually evaluated for impairment	60,277	68,149
Ending balance of loans collectively evaluated for impairment	2,908,170	2,747,944
Recorded Investment	76,379	79,915	77,782
Commercial
Loans and Leases:
Recorded Investment	856,981	800,253
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,138	18,590
Provision for loan and lease losses	2,825	4,252
Gross charge-offs	3,436	13,324
Recoveries	762	620
Total net charge-offs	2,674	12,704
Balance at end of period	10,289	10,138
Ending allowance on loans individually evaluated for impairment	3,205	2,017
Ending allowance on loans collectively evaluated for impairment	7,084	8,121
Impaired Financing Receivable, Related Allowance	10,289	10,138
Loans and Leases:
Ending balance of loans individually evaluated for impairment	8,351	12,175
Ending balance of loans collectively evaluated for impairment	848,630	788,078
Recorded Investment	10,482	13,729
Real estate-construction
Loans and Leases:
Recorded Investment	114,974	163,543
Real estate-construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	8,326	8,143
Provision for loan and lease losses	2,345	8,778
Gross charge-offs	6,279	8,619
Recoveries	32	24
Total net charge-offs	6,247	8,595
Balance at end of period	4,424	8,326
Ending allowance on loans individually evaluated for impairment	2,578	3,716
Ending allowance on loans collectively evaluated for impairment	1,846	4,610
Impaired Financing Receivable, Related Allowance	4,424	8,326
Loans and Leases:
Ending balance of loans individually evaluated for impairment	17,387	19,294
Ending balance of loans collectively evaluated for impairment	97,587	144,249
Recorded Investment	17,387	19,332
Real estate-commercial
Loans and Leases:
Recorded Investment	1,233,067	1,139,931
Real estate-commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	14,917	15,190
Provision for loan and lease losses	13,384	6,836
Gross charge-offs	10,382	8,191
Recoveries	309	1,082
Total net charge-offs	10,073	7,109
Balance at end of period	18,228	14,917
Ending allowance on loans individually evaluated for impairment	6,441	4,347
Ending allowance on loans collectively evaluated for impairment	11,787	10,570
Impaired Financing Receivable, Related Allowance	18,228	14,917
Loans and Leases:
Ending balance of loans individually evaluated for impairment	30,708	31,260
Ending balance of loans collectively evaluated for impairment	1,202,359	1,108,671
Recorded Investment	34,520	34,124
Real estate-residential
Loans and Leases:
Recorded Investment	287,980	269,173
Real estate-residential | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	8,907	5,308
Provision for loan and lease losses	(2,407)	5,268
Gross charge-offs	1,551	1,693
Recoveries	45	24
Total net charge-offs	1,506	1,669
Balance at end of period	4,994	8,907
Ending allowance on loans individually evaluated for impairment	313	336
Ending allowance on loans collectively evaluated for impairment	4,681	8,571
Impaired Financing Receivable, Related Allowance	4,994	8,907
Loans and Leases:
Ending balance of loans individually evaluated for impairment	3,730	5,420
Ending balance of loans collectively evaluated for impairment	284,250	263,753
Recorded Investment	11,331	10,027
Installment
Loans and Leases:
Recorded Investment	67,543	69,711
Installment | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	1,981	2,159
Provision for loan and lease losses	(159)	457
Gross charge-offs	526	1,154
Recoveries	363	519
Total net charge-offs	163	635
Balance at end of period	1,659	1,981
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	1,659	1,981
Impaired Financing Receivable, Related Allowance	1,659	1,981
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	67,543	69,711
Recorded Investment	485	150
Home equity
Loans and Leases:
Recorded Investment	358,960	341,310
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,939	8,063
Provision for loan and lease losses	1,878	6,183
Gross charge-offs	2,183	3,499
Recoveries	117	192
Total net charge-offs	2,066	3,307
Balance at end of period	10,751	10,939
Ending allowance on loans individually evaluated for impairment	2	0
Ending allowance on loans collectively evaluated for impairment	10,749	10,939
Impaired Financing Receivable, Related Allowance	10,751	10,939
Loans and Leases:
Ending balance of loans individually evaluated for impairment	101	0
Ending balance of loans collectively evaluated for impairment	358,859	341,310
Recorded Investment	2,174	2,553
All other
Loans and Leases:
Recorded Investment	48,942	32,172
All other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	2,027	1,858
Provision for loan and lease losses	1,344	1,790
Gross charge-offs	1,441	1,871
Recoveries	301	250
Total net charge-offs	1,140	1,621
Balance at end of period	2,231	2,027
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	2,231	2,027
Impaired Financing Receivable, Related Allowance	2,231	2,027
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	$ 48,942	$ 32,172